RELATED PARTY TRANSACTIONS - Schedule of related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 318,526	$ 43,638	¥ 322,300
Amounts due to related parties	1,893,811	259,451	971,975
Kingsoft Group | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 18,117	$ 2,482	¥ 61,901
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Amounts due to related parties	¥ 1,258	$ 172	¥ 5,824
Other Liability, Related Party [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Kingsoft Group | Non-trade related
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 1,032,459	$ 144,446	¥ 529,284
Other Liability, Related Party [Extensible Enumeration]	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember	kc:PrincipalShareholderOfCompanyMember
Xiaomi Group | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 285,656	$ 39,135	¥ 189,027
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Amounts due to related parties	¥ 26,676	$ 3,655	¥ 26,520
Other Liability, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Xiaomi Group | Non-trade related
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 819,134	$ 112,221	¥ 403,292
Other Liability, Related Party [Extensible Enumeration]	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember	kc:EntityControlledByDirectorOfCompanyMember
Other related parties | Trade related
RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 14,753	$ 2,021	¥ 71,372
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember
Amounts due to related parties	¥ 14,284	$ 1,957	¥ 7,055
Other Liability, Related Party [Extensible Enumeration]	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember	kc:RelatedPartiesOthersMember